Related Party Transactions and Corporate Allocations	6 Months Ended	12 Months Ended
	Oct. 02, 2015	Apr. 03, 2015
Computer Sciences GS Business
Entity Information [Line Items]
Related party transactions and corporate allocation
Related party transactions and corporate allocations
Corporate allocations
The unaudited Combined Condensed Statements of Operations, unaudited Statements of Comprehensive Income and unaudited Statements of Cash Flows include an allocation of general corporate expenses from Parent. The financial information in these unaudited Combined Condensed Financial Statements does not necessarily include all the expenses that would have been incurred by the Computer Sciences GS Business had it been a separate, standalone entity. The management of the Computer Sciences GS Business considers these allocations to be a reasonable reflection of the utilization of services by, or the benefits provided to, it. The allocation methods include relative headcount, actual services rendered and relative space utilization. Allocations for management costs and corporate support services provided to the Computer Sciences GS Business totaled $48,032 and $54,966 for the three months ended October 2, 2015 and October 3, 2014, respectively, and $104,669 and $115,212 for the six months ended October 2, 2015 and October 3, 2014, respectively. These amounts include costs for corporate functions including, but not limited to, senior management, legal, human resources, finance, IT and other shared services.
Net Transfers to Parent
A reconciliation of Net transfers to Parent in the unaudited Combined Condensed Statements of Changes in Parent Equity to the corresponding amount presented on the unaudited Combined Condensed Statements of Cash Flows for all periods presented is as follows:

	Six Months Ended
	October 2, 2015	October 3, 2014
Net transfers to Parent per unaudited Combined Condensed Statements of Changes in Parent Equity	$324,730	$174,422
Stock-based compensation	4,109	8,560
Net transfers of property, plant and equipment from (to) Parent	5,060	(2,821)
Net transfers of internally developed and purchased software from Parent	629	28
Net transfers of capital lease obligations	3,800	—
Total Net transfers to Parent per unaudited Combined Condensed Statements of Cash Flows	$338,328	$180,189

Related party transactions and corporate allocations
Corporate allocations
The Statements of Operations, Statements of Comprehensive Income and Statements of Cash Flows include an allocation of general corporate expenses from the Parent. The financial information in these Combined Financial Statements does not necessarily include all the expenses that would have been incurred or held by the Computer Sciences GS Business had it been a separate, standalone entity. It is not practicable to estimate actual costs that would have been incurred had Computer Sciences GS Business been a standalone company during the periods presented. The management of the Computer Sciences GS Business considers these allocations to be a reasonable reflection of the utilization of services by, or the benefits provided to, it. The allocation methods include relative headcount, actual services rendered and relative space utilization. Allocations for management costs and corporate support services provided to the Computer Sciences GS Business totaled $212,388, $264,426 and $275,036 for the twelve months ended April 3, 2015, March 28, 2014 and March 29, 2013, respectively. These amounts include costs for corporate functions including, but not limited to, senior management, legal, human resources, finance, IT and other shared services.
Net Transfers to Parent
A reconciliation of Net transfers to Parent in the Combined Statements of Changes in Parent Equity to the corresponding amount presented on the Combined Statements of Cash Flows for all periods presented is as follows:

	Twelve Months Ended
	April 3, 2015	March 28, 2014	March 29, 2013
Net transfers to Parent per Combined Statements of Changes in Parent Equity	$330,017	$576,943	$401,703
Stock-based compensation	17,618	17,669	10,194
Net transfers of property, plant and equipment to Parent	(2,319)	(11,603)	(7,267)
Net transfers of internally developed and purchased software from (to) Parent	(2,878)	(91)	2,571
Net transfer of goodwill from Parent	—	35,829	—
Deferred tax	(2,051)	(3,510)	(1,736)
Total Net transfers to Parent per Combined Statements of Cash Flows	$340,387	$615,237	$405,465